Offerings	Sep. 25, 2024
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01476%
Offering Note	Information with respect to each class is omitted pursuant to General Instruction II.E of Form S-3. There are being registered hereunder such indeterminate principal amount of debt securities, such indeterminate number of shares of common stock and such indeterminate number of shares of preferred stock. Separate consideration may or may not be received for securities that are issuable upon exercise, conversion or exchange of other securities. Additionally, this registration includes such indeterminate number of shares of common stock and preferred stock as may be required for delivery upon conversion or exercise of, or exchange for, debt securities, preferred stock or other securities as a result of anti-dilution provisions thereof. In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the registrant is deferring payment of all of the registration fee.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.10 per share
Fee Rate	0.01476%
Offering Note	Information with respect to each class is omitted pursuant to General Instruction II.E of Form S-3. There are being registered hereunder such indeterminate principal amount of debt securities, such indeterminate number of shares of common stock and such indeterminate number of shares of preferred stock. Separate consideration may or may not be received for securities that are issuable upon exercise, conversion or exchange of other securities. Additionally, this registration includes such indeterminate number of shares of common stock and preferred stock as may be required for delivery upon conversion or exercise of, or exchange for, debt securities, preferred stock or other securities as a result of anti-dilution provisions thereof. In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the registrant is deferring payment of all of the registration fee.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Stock, par value $1.00 per share
Fee Rate	0.01476%
Offering Note	Information with respect to each class is omitted pursuant to General Instruction II.E of Form S-3. There are being registered hereunder such indeterminate principal amount of debt securities, such indeterminate number of shares of common stock and such indeterminate number of shares of preferred stock. Separate consideration may or may not be received for securities that are issuable upon exercise, conversion or exchange of other securities. Additionally, this registration includes such indeterminate number of shares of common stock and preferred stock as may be required for delivery upon conversion or exercise of, or exchange for, debt securities, preferred stock or other securities as a result of anti-dilution provisions thereof. In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the registrant is deferring payment of all of the registration fee.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Guarantees of Debt Securities
Fee Rate	0.01476%
Offering Note	(1) Information with respect to each class is omitted pursuant to General Instruction II.E of Form S-3. There are being registered hereunder such indeterminate principal amount of debt securities, such indeterminate number of shares of common stock and such indeterminate number of shares of preferred stock. Separate consideration may or may not be received for securities that are issuable upon exercise, conversion or exchange of other securities. Additionally, this registration includes such indeterminate number of shares of common stock and preferred stock as may be required for delivery upon conversion or exercise of, or exchange for, debt securities, preferred stock or other securities as a result of anti-dilution provisions thereof. In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the registrant is deferring payment of all of the registration fee. (2) OHI Healthcare Properties Limited Partnership may fully and unconditionally guarantee any series of debt securities registered hereunder. Pursuant to Rule 457(n) under the Securities Act, no separate registration fee is payable with respect to the guarantees.